Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets, Valuation Allowance	$ 0	$ 0
Unrecognized Tax Benefits	$ 0	$ 0